Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014. There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies	$—	$857,326	$—	$857,326
Obligations of U.S. States and Political Subdivisions	—	255,209	—	255,209
All Other Corporate Securities	—	7,370,409	7,336	7,377,745
ABS	—	371,753	5,250	377,003
CMBS	—	330,790	2,693	333,483
RMBS	—	189,881	—	189,881
Short term investments	191,979	145,676	23,713	361,368
Other invested assets
Equity Options	25,672	—	—	25,672
Futures	329	—	—	329
Separate accounts assets	1,573,865	—	—	1,573,865

Total assets at fair value	$1,791,845	$9,521,044	$38,992	$11,351,881

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(63,660)	$(63,660)
Equity indexed life contracts	—	(18,720)	—	(18,720)
Guaranteed minimum accumulation benefits	—	—	(6,367)	(6,367)
Guaranteed minimum withdrawal benefits			(366)	(366)
Separate accounts liabilities	(1,573,865)	—	—	(1,573,865)

Total liabilites at fair value	$(1,573,865)	$(18,720)	$(70,393)	$(1,662,978)

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(63,660)	Option Pricing Technique	Projected option cost	1.40% - 1.93%	1.50%

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis from the period from April 1, 2014 through December 31, 2014:

($ in thousands)	Balance as of April 1, 2014	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2014
Assets
Fixed income securities
All other corporate securities	$400,527	$6,693	$(7,841)	$—	$(291,802)	$4,930	$(97,228)	$—	$—	$15,279
Short-term investments	$24,095	$29	$—	$—	$—	$—	$(411)	$—	$—	$23,713
Liabilities
Equity indexed annuity contracts	$(58,038)	$(5,622)	$—	$—	$—	$—	$—	$—	$—	$(63,660)
Equity indexed life contracts	$(15,691)	$(3,029)	$—	$—	$—	$—	$—	$—	$—	$(18,720)
Guaranteed minimium accumulation benefits and guaranteed minimum withdrawal benefits(1)	$(8,499)	$1,766	$—	$—	$—	$—	$—	$—	$—	$(6,733)

(1)	These amount are 100% ceded in accordance with the Company’s reinsurance agreements.

Schedule of Carrying Value of Financial Instruments Presented in Consolidated Balance Sheet

The following table presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Balance Sheet; however, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,150,510	$1,150,510
Policy loans	—	—	194,385	194,385
Cash	49,730	—	—	49,730
Vehicle note	—	—	551,600	551,600

Total assets at fair value	$49,730	$—	$1,896,495	$1,946,225

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$6,609,253	$6,609,253
Other long-term debt	—	—	551,600	551,600

	$—	$—	$7,160,853	$7,160,853

Predecessor
Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2013
Assets:
Fixed maturities:
U.S. government and agencies	$27,520	$46,326	$—	$73,846
Municipal	—	2,769	—	2,769
Corporate	—	191,977	—	191,977
Foreign government	—	5,164	—	5,164
RMBS	—	14,450	—	14,450
CMBS	—	2,676	—	2,676

Total fixed maturities	27,520	263,362	—	290,882
Short-term investments	20,764	35,195	—	55,959
Separate account assets	1,700,566	—	—	1,700,566

Total assets at fair value	$1,748,850	$298,557	$—	$2,047,407

% of total assets at fair value	85.4%	14.6%	—%	100.0%
Liabilities:
Policyholders’ account balances: Derivatives embedded in life and annuity contracts	$—	$—	$(267,859)	$(267,859)

Total liabilities at fair value	$—	$—	$(267,859)	$(267,859)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2013:

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Derivatives embedded in life and annuity contracts — Equity-indexed and forward starting options	$(258,415)	Stochastic cash flow model	Projected option cost	1.0 - 2.0%	1.91%

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(267,859)	$18,525	$—	$—	$—

Total recurring Level 3 liabilities	$(267,859)	$18,525	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of March 31, 2014
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(3,764)	$2,612	$(250,486)

Total recurring Level 3 liabilities	$—	$—	$(3,764)	$2,612	$(250,486)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed maturities:
Corporate	$312	$—	$—	$—	$—

Total recurring Level 3 assets	$312	$—	$—	$—	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(314,926)	$43,244	$—	$—	$—

Total recurring Level 3 liabilities	$(314,926)	$43,244	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed maturities:
Corporate	$—	$—	$—	$(312)	$—

Total recurring Level 3 assets	$—	$—	$—	$(312)	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(6,621)	$10,444	$(267,859)

Total recurring Level 3 liabilities	$—	$—	$(6,621)	$10,444	$(267,859)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2011	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed maturities:
Corporate	$598	$—	$—	$—	$—
RMBS	2,321	—	—	—	(2,321)

Total recurring Level 3 assets	$2,919	$—	$—	$—	$(2,321)

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(506,678)	$131,054	$—	$—	$—

Total recurring Level 3 liabilities	$(506,678)	$131,054	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed maturities:
Corporate	$—	$—	$—	$(286)	$312
RMBS	—	—	—	—	—

Total recurring Level 3 assets	$—	$—	$—	$(286)	$312

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(11,024)	$71,722	$(314,926)

Total recurring Level 3 liabilities	$—	$—	$(11,024)	$71,722	$(314,926)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level 3 Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

($ in thousands)	Period from January 1, 2014 through March 31, 2014	As of December 31, 2013	As of December 31, 2012
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$18,525	$43,244	$131,054

Total recurring Level 3 liabilities	$18,525	$43,244	$131,054